Segment Information - Reconciliation of Operating Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue from external customers	$ 32,681.1	[1],[2]	$ 32,962.2	[1],[2]	$ 33,642.5	[1],[2]
Reconciliation from Segment Totals to Consolidated [Abstract]
Operating earnings	1,965.7	[3],[4]	1,555.4	[3],[4]	1,237.9	[3],[4]
Net realized capital gains, after tax	109.1		183.8		55.0
Voluntary early retirement expense, after tax	(89.1)
Transaction-related costs, after tax			(43.1)
Litigation-related insurance proceeds, after tax			101.5		24.9
Severance and facilities charge			(30.8)		(60.9)
ESI Settlement					19.6
Net income	1,985.7		1,766.8		1,276.5
Voluntary early retirement expense (pretax)	137.0
Transaction-related costs (pretax)			66.2
Litigation-related insurance proceeds, after tax			101.5		24.9
Litigation settlement, pretax			156.3		38.2
Severence and facilities charge (pretax)			47.4		93.7
ESI settlement (pretax)	$ 0		$ 0		$ 30.2

[1]	Revenue from the U.S. federal government was $7.0 billion, $7.5 billion and $7.2 billion in 2011, 2010 and 2009, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2011, 2010 and 2009.
[2]	All within the U.S., except approximately $590 million, $429 million and $240 million in 2011, 2010 and 2009, respectively, which were derived from foreign customers.
[3]	Operating earnings (loss) excludes net realized capital gains or losses and the other items described in the reconciliation on page 109.
[4]	In addition to net realized capital gains, the following other items are excluded from operating earnings because we believe they neither relate to the ordinary course of our business nor reflect our underlying business performance:•In 2011, we announced a voluntary early retirement program. In connection with the voluntary early retirement program, we recorded a one-time charge of $89.1 million ($137.0 million pretax) during 2011.•In 2010, we recorded transaction related costs of $43.1 million ($66.2 million pretax). These costs related to our Pharmacy Benefit Management Subcontract Agreement with CVS Caremark Corporation and the announced acquisition of Medicity.•Following a Pennsylvania Supreme Court ruling in June 2009, we recorded litigation-related insurance proceeds of $101.5 million ($156.3 million pretax) in 2010 and $24.9 million ($38.2 million pretax) in 2009 from our liability insurers related to certain litigation we settled in 2003. •In 2010 and 2009, we recorded severance and facilities charges of $30.8 million ($47.4 million pretax) and $60.9 million ($93.7 million pretax), respectively. The severance and facilities charges in each year related to actions taken that year or committed to be taken in the following year. •In 2009, we reached an agreement with Express Scripts, Inc. and one of its subsidiaries (collectively "ESI") to settle certain litigation in which we were the plaintiff. Under the applicable settlement, we received approximately $19.6 million ($30.2 million pretax), net of fees and expenses, in 2009.